Average Annual Total Returns - Putnam Sustainable Leaders Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A After Taxes on Distributions 1 Year	Class A After Taxes on Distributions 5 Years	Class A After Taxes on Distributions 10 Years	Class A After Taxes on Distributions and Sales 1 Year	Class A After Taxes on Distributions and Sales 5 Years	Class A After Taxes on Distributions and Sales 10 Years	Class B 1 Year	Class B 5 Years	Class B 10 Years	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class R6 1 Year		Class R6 5 Years		Class R6 10 Years		Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	S&P 500 Index (no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (no deduction for fees, expenses or taxes) 10 Years	Russell 3000 Growth – S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes) 1 Year		Russell 3000 Growth – S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes) 5 Years		Russell 3000 Growth – S&P 500 Linked Benchmark (no deduction for fees, expenses or taxes) 10 Years
Total	28.02%	11.91%	13.62%	25.92%	9.75%	12.18%	17.99%	8.99%	11.06%	29.81%	12.15%	13.62%	33.82%	12.40%	13.44%	35.48%	12.96%	14.01%	36.32%	[1]	13.57%	[1]	14.61%	[1]	36.17%	13.53%	14.59%	31.49%	11.70%	13.56%	35.64%	[2]	14.19%	[2]	15.04%	[2]

[1]	Performance for class R6 shares prior to their inception (5/22/18) is derived from the historical performance of class Y shares and has not been adjusted for the lower investor servicing fees applicable to class R6 shares; had it, returns would have been higher.
[2]	The Russell 3000 Growth-S&P 500 Linked Benchmark represents performance of the Russell 3000 Growth Index from the inception date of the fund, August 31, 1990, through July 31, 2019 and performance of the S&P 500 Index from August 1, 2019 forward. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell ® is a trademark of Frank Russell Company.